Fair Value of Financial Instruments - Schedule of Reconciliation of Level 3 Fair Value Liabilities (Details) - Heliogen, Inc. [Member] - Business Combination, Contingent Consideration, Liability - Level 3
$ in Thousands
12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Reconciliation of Level 3 Fair Value Liabilities [Line Items]
Balance	$ 353
Balance
Change in fair value	$ (353) [1]

[1]	The changes in the fair value of the contingent consideration are included in other income, net on our consolidated statements of operations.